Note 19 - Pension Plan - Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total gain recognized in other comprehensive income	$ (811)	$ 1,638
Pension Plan [Member]
Actuarial gain on remeasurement of projected benefit obligation	8,902	(2,931)
Actuarial (gain)/loss on remeasurement of fair value of assets	(9,277)	685
Settlement due to amendment of insurance contract	1,302
Total gain recognized in other comprehensive income	$ 927	$ (2,246)